OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) $ in Thousands, $ in Millions, in Millions	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)	Oct. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Sep. 26, 2013 USD ($)
Current and non-current balances
Current bonds issued and current portion of non-current bonds issued		$ 21,038,064		$ 20,547,117
Non-current portion of non-current bonds issued		$ 704,048,747		651,459,940
CMF Registration N254 CMF 06.13.2001 Series B
Current and non-current balances
Notional amount |	3.7
Borrowings, interest rate	6.50%	6.50%
Current bonds issued and current portion of non-current bonds issued		$ 6,598,389		6,071,687
Non-current portion of non-current bonds issued		52,132,023		56,795,423
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Notional amount	1.5	$ 1,500,000
Borrowings, interest rate	4.00%	4.00%
Current bonds issued and current portion of non-current bonds issued		$ 614,152		597,049
Non-current portion of non-current bonds issued		41,348,685		40,197,210
CMF Registration N759 08.20.2013 Series C
Current and non-current balances
Notional amount	1.0	$ 500,000
Borrowings, interest rate	3.50%	3.50%
Current bonds issued and current portion of non-current bonds issued		$ 7,069,487		6,959,157
Non-current portion of non-current bonds issued		6,891,448		13,399,069
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Notional amount	4.0	$ 4,000,000
Borrowings, interest rate	3.80%	3.80%
Current bonds issued and current portion of non-current bonds issued		$ 1,545,334		1,502,299
Non-current portion of non-current bonds issued		110,263,160		107,192,560
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Notional amount	3.0	$ 3,000,000
Borrowings, interest rate	3.75%	3.75%
Current bonds issued and current portion of non-current bonds issued		$ 1,027,009		998,409
Non-current portion of non-current bonds issued		82,697,378		80,394,428
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Notional amount		$ 5,700,000	5.7
Borrowings, interest rate	2.83%	2.83%	2.83%
Current bonds issued and current portion of non-current bonds issued		$ 1,013,805
Non-current portion of non-current bonds issued		157,125,003
Bonds USA
Current and non-current balances
Notional amount		$ 365,000,000			$ 575
Borrowings, interest rate	5.00%	5.00%			5.00%
Current bonds issued and current portion of non-current bonds issued		$ 3,169,888		4,418,516
Non-current portion of non-current bonds issued		253,591,050		353,481,250
Bonds payable (current)
Current and non-current balances
Notional amount		21,038,064		20,547,117
Current interest payable		$ 7,856,274		$ 8,105,642